UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number  811-05848
The Gabelli Value Fund Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Value Fund Inc.

Annual Report
December 31, 2009

Christopher Marangi
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     In 2009, The Gabelli Value Fund (the “Fund”) (Class A) net asset value (“NAV”) per share rose 41.41% compared with a gain of 26.47% for the S&P 500 Index.
     One year ago, the demand shock triggered by the September 2008 collapse of Lehman Brothers had just begun to ripple through the economy. Visibility was limited and the near term bleak. The economy and the stock market were stuck in a negative feedback loop that was broken only when Federal Reserve Chairman Ben Bernanke pledged to stave off deflation by “starting the printing press.” After bottoming at 666 on March 6, the S&P 500 staged a remarkable comeback, up 68% from this nadir.

     As governments formulated their rescue attempts, we noted two risks to the economy: one, that governments would do too little, leading to systemic collapse and a deflationary downward spiral, or two, that they would do too much, igniting inflation. We see growing evidence on a company by company and industry by industry basis that asset prices have stabilized and that growth is returning. With this backdrop, it appears that risk is weighted toward governments doing too much. Ben Bernanke may have proven himself the true “maestro” in providing the liquidity to prevent the economy from falling into the abyss, but withdrawing this liquidity without stalling the recovery may be a more demanding task.
     Selected holdings that contributed positively to performance in 2009 were Vivendi (1.8% of net assets as of December 31, 2009), ConocoPhillips (1.4%), and CIRCOR International Inc. (1.0%). Some of our weaker performing stocks during the year were American Express Co. (2.3%), Liberty Media Corp. (1.0%), and Media General Inc. (1.0%).

Sincerely yours,
Bruce N. Alpert President
February 19, 2010
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI VALUE FUND
CLASS A SHARES AND THE S&P 500 INDEX (Unaudited)

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Comparative Results

Average Annual Returns through December 31, 2009 (a) (Unaudited)

												Since
												Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		(9/29/89)
Gabelli Value Fund Class A	7.49%		41.41%		(6.17)%		0.07%		2.00%	9.52%		9.95%
	1.31	(b)	33.28	(b)	(8.01	)(b)	(1.11	)(b)	1.39 (b)	9.08	(b)	9.63 (b)
S&P 500 Index	6.04		26.47		(5.62)		0.42		(0.95)	8.04		8.20
Dow Jones Industrial Average	8.09		22.74		(3.10)		1.97		1.33	9.28		9.57
Nasdaq Composite Index	6.64		46.72		(5.80)		(1.22)		(2.45)	7.64		8.05
Class B	7.23		40.28		(6.89)		(0.69)		1.24	8.90		9.55
	2.23	(c)	35.28	(c)	(7.83	)(c)	(1.09	)(c)	1.24	8.90		9.55
Class C	7.31		40.35		(6.84)		(0.67)		1.27	8.93		9.57
	6.31	(d)	39.35	(d)	(6.84)		(0.67)		1.27	8.93		9.57
Class I	7.55		41.64		(6.02)		0.17		2.05	9.55		9.98
In the current prospectus, the expense ratios for Class A, B, C, and I Shares are 1.41%, 2.16%, 2.16%, and 1.16%, respectively. See page 11 for the expense ratios for the year ended December 31, 2009. Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class A Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000 and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The maximum sales charge on Class A Shares is 5.75%.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Value Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2009 through December 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*

The Gabelli Value Fund Inc.
Actual Fund Return
Class A	$1,000.00	$1,300.00	1.48%	$8.58
Class B	$1,000.00	$1,283.60	2.23%	$12.84
Class C	$1,000.00	$1,284.40	2.23%	$12.84
Class I	$1,000.00	$1,302.00	1.24%	$7.19
Hypothetical 5% Return
Class A	$1,000.00	$1,017.74	1.48%	$7.53
Class B	$1,000.00	$1,013.96	2.23%	$11.32
Class C	$1,000.00	$1,013.96	2.23%	$11.32
Class I	$1,000.00	$1,018.95	1.24%	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:
The Gabelli Value Fund

Cable and Satellite	17.0%
Entertainment	13.6%
Metals and Mining	8.0%
Food and Beverage	6.1%
Diversified Industrial	6.1%
Consumer Products	5.7%
Telecommunications	5.0%
Financial Services	4.4%
Broadcasting	4.1%
Equipment and Supplies	3.7%
Electronics	3.4%
Publishing	2.7%
Environmental Services	2.5%
Energy and Utilities	2.4%
Consumer Services	1.8%
Aerospace	1.7%
Automotive: Parts and Accessories	1.6%
Communications Equipment	1.5%
Machinery	1.5%
Business Services	1.2%
Hotels and Gaming	1.1%
Retail	1.0%
Aviation: Parts and Services	0.9%
Real Estate	0.8%
Specialty Chemicals	0.6%
Wireless Communications	0.5%
Health Care	0.3%
Agriculture	0.3%
Computer Software and Services	0.3%
Automotive	0.2%
U.S.Treasury Note	0.2%
Educational Services	0.1%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value Fund Inc.
Schedule of Investments — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.1%
	Aerospace — 1.7%
1,000,000	Rolls-Royce Group plc†	$7,007,796	$7,809,471
60,000,000	Rolls-Royce Group plc, Cl. C†	98,018	96,912

		7,105,814	7,906,383

	Agriculture — 0.3%
41,000	Archer-Daniels-Midland Co.	1,089,381	1,283,710
500	The Mosaic Co.	8,345	29,865

		1,097,726	1,313,575

	Automotive — 0.2%
20,000	Navistar International Corp.†	668,627	773,000

	Automotive: Parts and Accessories — 1.6%
38,000	China Yuchai International Ltd.	300,576	560,120
180,000	Genuine Parts Co.	4,713,289	6,832,800

		5,013,865	7,392,920

	Aviation: Parts and Services — 0.9%
110,000	BBA Aviation plc	218,145	291,381
40,000	Curtiss-Wright Corp.	730,684	1,252,800
365,000	GenCorp Inc.†	3,112,583	2,555,000

		4,061,412	4,099,181

	Broadcasting — 4.1%
845,000	CBS Corp., Cl. A, Voting	15,779,059	11,872,250
198,000	Liberty Media Corp. — Capital, Cl. A†	2,052,311	4,728,240
52,700	Liberty Media — Starz, Cl. A†	798,438	2,432,105

		18,629,808	19,032,595

	Business Services — 1.2%
30,000	Akamai Technologies Inc.†	709,917	759,900
35,300	Ascent Media Corp., Cl. A†	912,006	901,209
14,000	Broadridge Financial Solutions Inc.	164,276	315,840
82,000	Clear Channel Outdoor Holdings Inc., Cl. A†	607,546	851,980
33,750	Fidelity National Information Services Inc.	593,230	791,100
39,000	Intermec Inc.†	819,623	501,540
9,000	Monster Worldwide Inc.†	137,950	156,600
140,000	SearchMedia Holdings Ltd.†	1,110,797	1,023,400
10,000	The Brink’s Co.	278,306	243,400

		5,333,651	5,544,969

	Cable and Satellite — 17.0%
130,000	Adelphia Communications Corp., Cl. A† (a)	91,925	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
130,000	Adelphia Recovery Trust†	0	1,300
1,287,000	Cablevision Systems Corp., Cl. A	3,677,130	33,230,340
50,000	Comcast Corp., Cl. A, Special	892,159	800,500
589,023	DIRECTV, Cl. A†	8,874,831	19,643,904
105,000	DISH Network Corp., Cl. A	2,061,557	2,180,850
49,000	EchoStar Corp., Cl. A†	1,244,899	986,860
235,000	Liberty Global Inc., Cl. A†	4,265,484	5,148,850
370,000	Rogers Communications Inc., Cl. B	1,468,508	11,470,000
128,000	Scripps Networks Interactive Inc., Cl. A	4,080,001	5,312,000
6,000	Time Warner Cable Inc.	250,110	248,340

		26,906,604	79,022,944

	Communications Equipment — 1.5%
14,000	Alcatel-Lucent, ADR†	106,855	46,480
344,000	Corning Inc.	3,181,536	6,642,640
23,000	Motorola Inc.†	160,464	178,480

		3,448,855	6,867,600

	Computer Software and Services — 0.3%
8,000	Alibaba.com Ltd.	14,075	18,572
24,001	AOL Inc.†	516,593	558,743
36,000	Yahoo! Inc.†	907,516	604,080

		1,438,184	1,181,395

	Consumer Products — 5.7%
58,000	Energizer Holdings Inc.†	1,360,690	3,554,240
567	Givaudan SA	161,240	452,756
1,000	National Presto Industries Inc.	29,828	109,230
87,000	Pactiv Corp.†	774,432	2,100,180
920,000	Swedish Match AB	12,688,311	20,175,410
2,000	Wolverine World Wide Inc.	19,468	54,440

		15,033,969	26,446,256

	Consumer Services — 1.8%
50,000	Brink’s Home Security Holdings Inc.†	1,174,456	1,632,000
18,500	IAC/InterActiveCorp.†	320,426	378,880
222,000	Liberty Media Corp. — Interactive, Cl. A†	3,713,095	2,406,480
165,000	Rollins Inc.	829,471	3,181,200
60,000	TiVo Inc.†	498,491	610,800

		6,535,939	8,209,360

	Diversified Industrial — 6.1%
42,000	Ampco-Pittsburgh Corp.	210,015	1,324,260
11,000	Cooper Industries plc	368,317	469,040
168,000	Crane Co.	4,391,944	5,144,160
67,837	Griffon Corp.†	625,755	828,968
298,000	Honeywell International Inc.	8,604,319	11,681,600
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
116,000	ITT Corp.	$4,906,736	$5,769,840
200,000	Katy Industries Inc.†	1,264,172	350,000
78,000	Tyco International Ltd.	3,564,973	2,783,040

		23,936,231	28,350,908

	Educational Services — 0.1%
5,000	ITT Educational Services Inc.†	457,086	479,800

	Electronics — 3.4%
6,000	LoJack Corp.†	30,334	24,240
190,000	LSI Corp.†	1,111,340	1,141,900
20,000	Rovi Corp.†	319,293	637,400
195,000	Texas Instruments Inc.	4,775,927	5,081,700
4,000	Thermo Fisher Scientific Inc.†	92,199	190,760
195,000	Thomas & Betts Corp.†	3,722,479	6,979,050
75,000	Tyco Electronics Ltd.	2,463,930	1,841,250

		12,515,502	15,896,300

	Energy and Utilities — 2.4%
3,000	Allegheny Energy Inc.	37,046	70,440
12,000	Chevron Corp.	723,710	923,880
129,000	ConocoPhillips	3,478,503	6,588,030
7,000	FPL Group Inc.	327,976	369,740
5,420	Mirant Corp.†	25,619	82,763
200,000	Mirant Corp., Escrow† (a)	0	0
85,000	Northeast Utilities	1,641,209	2,192,150
35,000	Southwest Gas Corp.	869,427	998,550

		7,103,490	11,225,553

	Entertainment — 13.6%
12,000	Cedar Fair LP	134,620	136,920
8,570	Chestnut Hill Ventures† (a)	233,241	289,066
188,000	Discovery Communications Inc., Cl. A†	2,779,534	5,765,960
184,000	Discovery Communications Inc., Cl. C†	1,931,388	4,879,680
65,000	Dover Motorsports Inc.	315,664	135,850
266,000	Grupo Televisa SA, ADR	2,422,178	5,522,160
353,001	Time Warner Inc.	9,844,367	10,286,449
882,000	Viacom Inc., Cl. A†	25,997,794	27,783,000
288,001	Vivendi	4,213,527	8,585,491

		47,872,313	63,384,576

	Environmental Services — 2.5%
310,000	Republic Services Inc.	3,951,153	8,776,100
85,000	Waste Management Inc.	2,278,583	2,873,850

		6,229,736	11,649,950

	Equipment and Supplies — 3.7%
183,000	CIRCOR International Inc.	2,148,764	4,607,940
72,500	Flowserve Corp.	1,131,840	6,853,425
87,000	Gerber Scientific Inc.†	623,133	439,350
92,000	GrafTech International Ltd.†	1,065,137	1,430,600
130,000	Watts Water Technologies Inc., Cl. A	1,845,247	4,019,600

		6,814,121	17,350,915

	Financial Services — 4.4%
262,000	American Express Co.	7,121,651	10,616,240
2,000	Ameriprise Financial Inc.	70,862	77,640
28,000	Artio Global Investors Inc.†	725,480	713,720
26,000	Deutsche Bank AG	1,500,517	1,843,660
91,000	H&R Block Inc.	1,676,525	2,058,420
20,000	Interactive Brokers Group Inc., Cl. A†	386,998	354,400
11,038	JPMorgan Chase & Co.	324,057	459,954
38,000	Kinnevik Investment AB, Cl. B	571,762	568,302
67,000	Legg Mason Inc.	1,875,041	2,020,720
25,000	SLM Corp.†	549,268	281,750
24,000	The Bank of New York Mellon Corp.	680,984	671,280
35,000	Wells Fargo & Co.	957,259	944,650

		16,440,404	20,610,736

	Food and Beverage — 6.1%
9,000	Cadbury plc, ADR	410,040	462,510
33,000	Constellation Brands Inc., Cl. A†	531,239	525,690
8,000	Corn Products International Inc.	98,620	233,840
45,000	Davide Campari — Milano SpA	439,326	470,598
30,000	Del Monte Foods Co.	227,523	340,200
185,000	Diageo plc, ADR	7,128,710	12,840,850
45,000	Dr. Pepper Snapple Group Inc.	1,109,304	1,273,500
8,000	Flowers Foods Inc.	43,372	190,080
108,000	Fomento Economico Mexicano SAB de CV, ADR	1,315,201	5,171,040
35,000	H.J. Heinz Co.	1,177,350	1,496,600
12,000	Kellogg Co.	554,827	638,400
25,000	Kerry Group plc, Cl. A	290,481	787,018
45,000	PepsiAmericas Inc.	622,913	1,316,700
18,000	Pernod-Ricard SA	1,540,990	1,545,909
14,000	Remy Cointreau SA	831,862	714,581
11,000	The Hershey Co.	422,427	393,690

		16,744,185	28,401,206

	Health Care — 0.3%
4,000	Chemed Corp.	125,792	191,880
14,000	Covidien plc	579,724	670,460
16,000	Mead Johnson Nutrition Co., Cl. A	447,778	699,200

		1,153,294	1,561,540

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.1%
50,000	Dover Downs Gaming & Entertainment Inc.	$307,267	$189,000
145,000	Gaylord Entertainment Co.†	3,990,984	2,863,750
480,000	Ladbrokes plc	3,505,374	1,066,029
35,000	Las Vegas Sands Corp.†	190,994	522,900
36,000	MGM Mirage†	419,883	328,320

		8,414,502	4,969,999

	Machinery — 1.5%
78,000	CNH Global NV†	1,393,880	1,948,440
66,000	Deere & Co.	1,384,349	3,569,940
42,000	Zebra Technologies Corp., Cl. A†	1,202,881	1,191,120

		3,981,110	6,709,500

	Metals and Mining — 8.0%
319,000	Barrick Gold Corp.	5,818,519	12,562,220
31,000	Freeport-McMoRan Copper & Gold Inc.†	1,017,332	2,488,990
98,000	Kinross Gold Corp.	808,548	1,803,200
428,000	Newmont Mining Corp.	8,123,744	20,248,680

		15,768,143	37,103,090

	Publishing — 2.7%
569,000	Media General Inc., Cl. A†	10,644,741	4,460,960
53,000	Meredith Corp.	1,068,357	1,635,050
478,000	News Corp., Cl. A	7,172,326	6,543,820
1	The E.W. Scripps Co., Cl. A†	11	7

		18,885,435	12,639,837

	Real Estate — 0.8%
133,600	Griffin Land & Nurseries Inc.	1,586,869	3,891,768

	Retail — 1.0%
54,000	HSN Inc.†	656,088	1,090,260
50,000	Ingles Markets Inc., Cl. A	572,181	756,500
105,000	Safeway Inc.	2,125,134	2,235,450
14,000	Walgreen Co.	466,433	514,080

		3,819,836	4,596,290

	Specialty Chemicals — 0.6%
210,000	Ferro Corp.	3,019,955	1,730,400
6,000	FMC Corp.	256,939	334,560
15,000	International Flavors & Fragrances Inc.	660,566	617,100
3,000	Monsanto Co.	127,974	245,250

		4,065,434	2,927,310

	Telecommunications — 5.0%
590,000	Cincinnati Bell Inc.†	2,111,268	2,035,500
64,000	RCN Corp.†	366,567	694,400
995,000	Sprint Nextel Corp.†	9,770,202	3,641,700
375,000	Telephone & Data Systems Inc.	8,131,775	12,720,000
134,000	Telephone & Data Systems Inc., Special	2,990,890	4,046,800

		23,370,702	23,138,400

	Wireless Communications — 0.5%
10,000	Millicom International Cellular SA	723,656	737,700
40,000	United States Cellular Corp.†	1,880,524	1,696,400

		2,604,180	2,434,100

	TOTAL COMMON STOCKS	317,037,027	465,111,956

	WARRANTS — 0.0%
	Business Services — 0.0%
30,000	SearchMedia Holdings Ltd., expire 11/19/11†	78,265	67,200

	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	35,380	8,354

	TOTAL WARRANTS	113,645	75,554

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$745,000	U.S. Treasury Note, 4.125%, 08/15/10	762,964	762,665

	TOTAL INVESTMENTS — 100.3%	$317,913,636	465,950,175

	Other Assets and Liabilities (Net) — (0.3)%		(1,274,060)

	NET ASSETS — 100.0%		$464,676,115

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of fair valued securities amounted to $289,066 or 0.06% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $317,913,636)	$465,950,175
Receivable for investments sold	370,140
Receivable for Fund shares sold	140,211
Dividends and interest receivable	442,996
Prepaid expenses	44,660

Total Assets	466,948,182

Liabilities:
Payable to custodian	235
Payable for investments purchased	265,468
Payable for Fund shares redeemed	1,041,313
Payable for investment advisory fees	398,490
Payable for distribution fees	105,226
Payable for accounting fees	11,250
Payable for shareholder services fees	272,800
Other accrued expenses	177,285

Total Liabilities	2,272,067

Net Assets applicable to 37,010,438 shares outstanding	$464,676,115

Net Assets Consist of:
Paid-in capital	$324,633,109
Undistributed net investment income	9,547
Accumulated net realized loss on investments and foreign currency transactions	(8,003,150)
Net unrealized appreciation on investments	148,036,539
Net unrealized appreciation on foreign currency translations	70

Net Assets	$464,676,115

Shares of Capital Stock:
Class A:
Net Asset Value and redemption price per share ($449,864,696 ÷ 35,753,686 shares outstanding, at $0.001 par value; 100,000,000 shares authorized)	$12.58

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.35

Class B:
Net Asset Value and offering price per share ($3,850,073 ÷ 336,314 shares outstanding, at $0.001 par value; 100,000,000 shares authorized)	$11.45	(a)

Class C:
Net Asset Value and offering price per share ($6,313,961 ÷ 550,564 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$11.47	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($4,647,385 ÷ 369,874 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)
	$12.56

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $222,677)	$7,469,678
Interest	662

Total Investment Income	7,470,340

Expenses:
Investment advisory fees	3,984,454
Distribution fees — Class A	961,720
Distribution fees — Class B	39,494
Distribution fees — Class C	57,035
Shareholder services fees	548,381
Shareholder communications expenses	168,787
Legal and audit fees	81,789
Directors’ fees	69,621
Custodian fees	51,400
Registration expenses	46,944
Accounting fees	45,000
Interest expense	1,561
Miscellaneous expenses	50,912

Total Expenses	6,107,098

Less:
Advisory fee reduction on unsupervised assets (Note 4)	(893)

Net Expenses	6,106,205

Net Investment Income	1,364,135

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	3,719,140
Net realized gain on foreign currency transactions	15,165

Net realized gain on investments and foreign currency transactions	3,734,305

Net change in unrealized appreciation:
on investments	135,855,271

on foreign currency translations	197

Net change in unrealized appreciation on investments and foreign currency translations	135,855,468

Net Realized and Unrealized Gain on Investments and Foreign Currency	139,589,773

Net Increase in Net Assets Resulting from Operations	$140,953,908

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$1,364,135	$1,604,541
Net realized gain on investments and foreign currency transactions	3,734,305	269,015
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	135,855,468	(337,654,021)

Net Increase/(Decrease) in Net Assets Resulting from Operations	140,953,908	(335,780,465)

Distributions to Shareholders:
Net investment income
Class A	(1,357,710)	(1,532,510)
Class I	(24,144)	(29,462)

	(1,381,854)	(1,561,972)

Net realized gain
Class A	(3,899,428)	(1,146,901)
Class B	(36,843)	(14,429)
Class C	(59,939)	(19,608)
Class I	(40,548)	(11,183)

	(4,036,758)	(1,192,121)

Return of capital
Class A	—	(11,113,485)
Class B	—	(139,813)
Class C	—	(190,005)
Class I	—	(108,364)

	—	(11,551,667)

Total Distributions to Shareholders	(5,418,612)	(14,305,760)

Capital Share Transactions:
Class A	(47,622,480)	(94,716,927)
Class B	(1,687,072)	(2,363,555)
Class C	(1,254,766)	(3,170,905)
Class I	(335,971)	4,331,144

Net Decrease in Net Assets from Capital Share Transactions	(50,900,289)	(95,920,243)

Redemption Fees	7,406	770

Net Increase/(Decrease) in Net Assets	84,642,413	(446,005,698)
Net Assets:
Beginning of period	380,033,702	826,039,400

End of period (including undistributed net investment income of $0 and $0, respectively)	$464,676,115	$380,033,702

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

													Ratios to Average Net Assets/
		Income from Investment Operations			Distributions								Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net	Realized	Return			Value,		End of	Investment			Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption	End of	Total	Period	Income	Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses		Rate††
Class A
2009	$9.00	$0.04	$3.69	$3.73	$(0.04)	$(0.11)	—	$(0.15)	$0.00	$12.58	41.4%	$449,865	0.36%	1.52	%(c)	5%
2008	16.78	0.04	(7.47)	(7.43)	(0.04)	(0.03)	$(0.28)	(0.35)	0.00	9.00	(44.2)	366,568	0.28	1.41	(c)	4
2007	17.61	(0.04)	0.86	0.82	—	(1.65)	0.00 (b)	(1.65)	0.00	16.78	4.6	800,586	(0.20)	1.39	(c)	9
2006	18.11	0.03	3.92	3.95	(0.03)	(4.42)	—	(4.45)	0.00	17.61	21.7	860,789	0.14	1.41	(c)	17
2005	19.49	0.02	(0.05)	(0.03)	(0.01)	(1.34)	—	(1.35)	0.00	18.11	(0.2)	1,063,137	0.08	1.40		3
Class B
2009	$8.24	$(0.03)	$3.35	$3.32	—	$(0.11)	—	$(0.11)	$0.00	$11.45	40.3%	$3,850	(0.38)%	2.27	%(c)	5%
2008	15.46	(0.06)	(6.85)	(6.91)	—	(0.03)	$(0.28)	(0.31)	0.00	8.24	(44.6)	4,252	(0.48)	2.16	(c)	4
2007	16.46	(0.17)	0.82	0.65	—	(1.65)	0.00 (b)	(1.65)	0.00	15.46	3.9	10,774	(0.95)	2.14	(c)	9
2006	17.28	(0.10)	3.70	3.60	—	(4.42)	—	(4.42)	0.00	16.46	20.8	13,046	(0.53)	2.16	(c)	17
2005	18.79	(0.12)	(0.05)	(0.17)	—	(1.34)	—	(1.34)	0.00	17.28	(0.9)	17,804	(0.67)	2.15		3
Class C
2009	$8.25	$(0.04)	$3.37	$3.33	—	$(0.11)	—	$(0.11)	$0.00	$11.47	40.4%	$6,314	(0.39)%	2.27	%(c)	5%
2008	15.48	(0.06)	(6.86)	(6.92)	—	(0.03)	$(0.28)	(0.31)	0.00	8.25	(44.6)	5,686	(0.47)	2.16	(c)	4
2007	16.47	(0.17)	0.83	0.66	—	(1.65)	0.00 (b)	(1.65)	0.00	15.48	4.0	14,679	(0.94)	2.14	(c)	9
2006	17.29	(0.11)	3.71	3.60	—	(4.42)	—	(4.42)	0.00	16.47	20.7	14,704	(0.58)	2.16	(c)	17
2005	18.80	(0.12)	(0.05)	(0.17)	—	(1.34)	—	(1.34)	0.00	17.29	(0.9)	14,003	(0.67)	2.15		3
Class I
2009	$8.99	$0.06	$3.69	$3.75	$(0.07)	$(0.11)	—	$(0.18)	$0.00	$12.56	41.6%	$4,647	0.59%	1.27	%(c)	5%
2008 (d)	15.87	0.08	(6.57)	(6.49)	(0.08)	(0.03)	$(0.28)	(0.39)	0.00	8.99	(40.8)	3,528	0.66 (e)	1.16	(c)(e)	4

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), and 2.15% (Class B and Class C), respectively. For the years ended December 31, 2009, 2008, and 2007, the effect of the interest expense was minimal.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Notes to Financial Statements
1. Organization. The Gabelli Value Fund Inc. (the “Fund”) was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$7,809,471	$96,912	—	$7,906,383
Cable and Satellite	79,022,944	—	$0	79,022,944
Energy and Utilities	11,225,553	—	0	11,225,553
Entertainment	63,095,510	—	289,066	63,384,576
Other Industries(a)	303,572,500	—	—	303,572,500

Total Common Stocks	464,725,978	96,912	289,066	465,111,956

Warrants (a)	75,554	—	—	75,554

U.S. Government Obligations	—	762,665	—	762,665

TOTAL INVESTMENTS IN SECURITIES	$464,801,532	$859,577	$289,066	$465,950,175

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	12/31/09	at 12/31/09†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	0	—
Entertainment	288,638	—	—	428	—	—	289,066	428

Total Common Stocks	288,638	—	—	428	—	—	289,066	428

TOTAL INVESTMENTS IN SECURITIES	$288,638	$—	$—	$428	$—	$—	$289,066	$428

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2009, the Fund had no investments in futures contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2009, there were no open repurchase agreements.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated distributions in excess of net investment loss by $27,266 and increase accumulated net realized loss on investments and foreign currency transactions by $27,266.
The tax character of distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income	$1,369,755	$1,580,200
Net long-term capital gains	4,048,857	1,173,893
Return of capital	—	11,551,667

Total distributions paid	$5,418,612	$14,305,760

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
At December 31, 2009, the components of accumulated earnings/losses on tax basis were as follows:

Undistributed long-term gains	$422,048
Net unrealized appreciation on investments and foreign currency translations	139,620,958

Total	$140,043,006

At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on partnership securities.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$326,329,287	$176,605,000	$(36,984,112)	$139,620,888
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Fund pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Chairman of each committee receives $2,500 per year, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
4. Advisory Fee Reduction on Unsupervised Assets. This reduction in the advisory fee paid to the Adviser relates to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During 2009, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $893.
5. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
6. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $17,702,068 and $74,412,829, respectively.
Purchases of U.S. Government obligations for the year ended December 31, 2009, other than short-term obligations, aggregated $763,043.
7. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $122,411 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $19,781 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2009, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
8. Capital Stock. The Fund offers four classes of shares — Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $7,406 and $770, respectively.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008*
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,330,119	$13,802,526	836,334	$10,832,495
Shares issued upon reinvestment of distributions	382,008	4,851,497	1,502,488	12,830,294
Shares redeemed	(6,677,972)	(66,276,503)	(9,321,726)	(118,379,716)

Net decrease	(4,965,845)	$(47,622,480)	(6,982,904)	$(94,716,927)

Class B
Shares sold	58	$596	373	$2,915
Shares issued upon reinvestment of distributions	3,014	34,808	18,061	141,243
Shares redeemed	(182,748)	(1,722,476)	(199,368)	(2,507,713)

Net decrease	(179,676)	$(1,687,072)	(180,934)	$(2,363,555)

Class C
Shares sold	29,220	$257,961	109,970	$1,374,663
Shares issued upon reinvestment of distributions	3,701	42,816	18,236	142,790
Shares redeemed	(171,558)	(1,555,543)	(387,461)	(4,688,358)

Net decrease	(138,637)	$(1,254,766)	(259,255)	$(3,170,905)

Class I
Shares sold	181,265	$1,772,290	403,538	$4,453,263
Shares issued upon reinvestment of distributions	1,396	17,693	6,600	56,297
Shares redeemed	(205,306)	(2,125,954)	(17,619)	(178,416)

Net increase/(decrease)	(22,645)	$(335,971)	392,519	$4,331,144

*	From the commencement of offering Class I Shares on January 11, 2008
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value Fund Inc.
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of
The Gabelli Value Fund Inc.:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
February 25, 2010

The Gabelli Value Fund Inc.
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 67	Since 1989	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

INDEPENDENT DIRECTORS[5]:
Anthony J. Colavita Director Age: 74	Since 1989	34	President of the law firm of Anthony J. Colavita, P.C.	—

Robert J. Morrissey Director Age: 70	Since 1989	6	Partner in the law firm of Morrissey, Hawkins & Lynch	—

Anthony R. Pustorino Director Age: 84	Since 1989	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing)

Werner J. Roeder, MD Director Age: 69	Since 2001	22	Medical Director of Lawrence Hospital and practicing private physician	—

The Gabelli Value Fund Inc.
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 58	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.038 and $0.066 per share for Class A and Class I, respectively, and long-term capital gains totaling $4,048,857. The distribution of long-term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2009, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
U.S. Government Income
The percentage of the ordinary income distribution paid by the Fund during 2009 which was derived from U.S. Treasury securities was 0.01%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities.The Gabelli Value Fund Inc. did not meet this strict requirement in 2009. The percentage of U.S. Government securities held as of December 31, 2009 was 0.16%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB409Q409SR
The Gabelli Value Fund Inc.
ANNUAL REPORT
DECEMBER 31, 2009

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2008 and $47,400 for 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2008 and $3,800 for 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2009.
(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 3/8/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 3/8/10

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/8/10

*	Print the name and title of each signing officer under his or her signature.